STOCK-BASED COMPENSATION - Schedule of Assumptions Used to Calculate Grant Date Fair Value (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2018
Class D Management Incentive Units
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value per unit	$ 0.12
Class D Management Incentive Units | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value per unit	0.002
Class D Management Incentive Units | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value per unit	$ 0.13
2021 Grants
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate, minimum	0.81%
Risk-free interest rate, maximum	1.26%
Expected volatility, minimum	50.92%
Expected volatility, maximum	53.85%
Expected dividend rate	0.00%
2021 Grants | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)	0 years
Weighted average contractual life	0 years
2021 Grants | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)	2 years 6 months
Weighted average contractual life	2 years 6 months
2018 Grants
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate		2.90%
Expected volatility		26.00%
Expected dividend rate		0.00%
2018 Grants | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)		0 years
Weighted average contractual life		0 years
2018 Grants | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected term (in years)		2 years 6 months
Weighted average contractual life		2 years 6 months